Other liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities

24.	Other liabilities
Other liabilities consisted of the following:

	At December 31,
	2025			2024
(€ million)	Current	Non-current	Total	Current	Non-current	Total
Payables for buy-back agreements	5,313	2,576	7,889	4,607	2,780	7,387
Accrued expenses and deferred income	6,323	789	7,112	5,015	882	5,897
Indirect tax payables	1,354	7	1,361	1,416	10	1,426
Payables to personnel	1,749	2	1,751	1,779	—	1,779
Social security payables	472	2	474	563	6	569
Service contract liability	744	1,444	2,188	713	2,017	2,730
Derivatives operating liability	150	27	177	600	57	657
Other	3,160	628	3,788	2,865	228	3,093
Total Other liabilities	19,265	5,475	24,740	17,558	5,980	23,538
Other includes a liability of €0.7 billion in respect of the obligations arising from the exit of the NextStar joint venture (refer to Note 2, Basis of preparation - Strategic plan undergoing reassessment), €0.3 billion for spare parts sales return liability and other individually immaterial miscellaneous liabilities.
Other liabilities (excluding Accrued expenses, Deferred income and Service contract liability) by due date were as follows:

	At December 31,
	2025					2024
(€ million)	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non- Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non- Current)	Total
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	12,198	3,201	41	3,242	15,440	11,830	3,038	43	3,081	14,911
Payables for buy-back agreements
Payables for buy-back agreements include the price received for the product, recognized as an advance at the date of the sale and, subsequently, the repurchase price and the remaining lease installments yet to be recognized.
Service contract liability
The service contract liability was mainly comprised of maintenance plans and extended warranties. Changes in the Company's service contract liability for the year ended December 31, 2025, were as follows:

(€ million)	At January 1, 2025	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/ (Liabilities) held for sale	Other changes	At December 31, 2025
Service contract liability	2,730	801	(873)	—	(470)	2,188
Of the total Service contract liability at December 31, 2025, the Company expected to recognize approximately
€744 million in 2026, €528 million in 2027, €393 million in 2028 and €523 million thereafter.